Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Capitalized software and development costs
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years